Stockholders' Equity - Schedule of Outstanding and Exercisable Warrants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warrants or Rights by Exercise Price [Line Items]
Outstanding, Number of Warrant Shares	10,330,000	10,330,000
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 10.25	$ 10.25
Outstanding, Weighted Average Remaining Life (Years)	2 years 1 month 17 days
Exercisable, Number of Warrant Shares	10,330,000
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 10.25
Range 1 [Member]
Schedule of Warrants or Rights by Exercise Price [Line Items]
Outstanding, Number of Warrant Shares	1,200,000
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.75
Outstanding, Weighted Average Remaining Life (Years)	3 months 18 days
Exercisable, Number of Warrant Shares	1,200,000
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.75
Range 2 [Member]
Schedule of Warrants or Rights by Exercise Price [Line Items]
Outstanding, Number of Warrant Shares	9,130,000
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 11.5
Outstanding, Weighted Average Remaining Life (Years)	2 years 4 months 17 days
Exercisable, Number of Warrant Shares	9,130,000
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 11.5